Related Party Transactions (Details) - Schedule of key management personnel - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of key management personnel [Abstract]
Key Management Personnel	$ 2,160,846	$ 1,954,722
CEO [Member]
Schedule of key management personnel [Abstract]
Key Management Personnel	350,657	335,430
CFO [Member]
Schedule of key management personnel [Abstract]
Key Management Personnel	363,291	447,710
Advisory Board [Member]
Schedule of key management personnel [Abstract]
Key Management Personnel	215,038	215,706
Chief Technology Officer [Member]
Schedule of key management personnel [Abstract]
Key Management Personnel	306,441	289,290
Director [Member]
Schedule of key management personnel [Abstract]
Key Management Personnel	293,585
Chief People Officer [Member]
Schedule of key management personnel [Abstract]
Key Management Personnel	205,681
Directors and Officers [Member]
Schedule of key management personnel [Abstract]
Key Management Personnel	$ 426,153	$ 666,586